Document and Entity Information	Jun. 06, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001786255
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	ICOSAVAX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40655
Entity Tax Identification Number	82-3640549
Entity Address, Address Line One	1930 Boren Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	737-0085
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	ICVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true